UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

325 Chestnut Street, Suite 512
Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

ANNUAL REPORT

INNOVATOR
MATRIX INCOME® FUND
ClassA(IMIFX)
ClassI(IMIIX)

November 30, 2014

ACADEMY FUNDS TRUST

ACADEMY FUNDS TRUST

Dear shareholders,

The first portion of the fiscal year proved to be a very positive one for The Innovator Matrix Income® Fund.  Most classes of equity oriented securities continued their positive trend from the major correction which occurred in the middle of 2013 in association with the bond market selloff prompted by the announcement of the end of the U.S. Federal Reserve’s Quantitative Easing policy.  Paradoxically, although beneficiaries of economic growth continued to move upward in the first part of 2014, defensive types of securities related to bond markets also did well.  This was apparently a consequence of the fact that bonds became oversold at the end of 2013, while a very cold winter slowed economic growth to negative levels.  This provided a fundamental backdrop for the partial recovery of bond losses from the prior year.  This environment proved to be a very positive one for the Fund, with enough economic growth to support the distributions of economically sensitive holdings, combined with a benign bond environment which made the portfolio’s high yields very attractive.

Portfolio construction continued the same basic themes which we reported at the end of last year, particularly the emphasis on pass-through securities which benefited from greater economic growth.  Major concentrations included equity real estate investment trusts (REITs) which own commercial properties in the retail, hospitality, and entertainment industries; shipping master limited partnerships (MLPs); downstream energy processing MLPs including refiners, fertilizer, and plastics manufacturers; and a rural wireline carrier. We continued to hold economically sensitive high-yielding securities in areas such as emerging market debt closed-end funds; U.S. high yield and preferred closed-end funds; business development companies (BDCs); and private equity management MLPs.  Over this period, the strongest performance was experienced by our downstream energy processing MLPs, which benefited from the relatively low price of U.S. oil and gas relative to higher world product prices; various mortgage REITs which benefited from the recovery in bond markets; and a rural wireline carrier.  In the overall strong market environment there were few losses, but the relative laggards included our private equity managers and some of the energy midstream holdings.

The second half of the fiscal year was a challenging one for the Fund, and for many other asset classes as well.  During the August-September period, a significant market correction began in most risky assets which is continuing as this is written.  The proximate cause of this development was a confluence of disappointing growth reports in all major economic zones outside the U.S., most acutely in Europe.  With the U.S. posting a strong 4.6 percent growth in gross domestic product (GDP) for the second quarter (admittedly in recovery from a weather impaired Q1) and job gains averaging over 225,000 per month since the first of the year, the U.S. Federal Reserve had been guiding the markets to anticipate higher interest rates within the next year or so.  This contrast between regional growth—and the prospect of renewed monetary ease in regions outside the U.S.—led to a drastic reappraisal of relative currency values, as the dollar rose sharply relative to other monetary units.  The reaction of U.S. securities markets was sharp, and keyed to the fact that a significantly stronger dollar is

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deflationary and likely to lead to lower growth and lower commodity prices.  This led initially to a selloff in smaller capitalization U.S. equities, which our portfolio followed as it often does due to the moderate market capitalization of our holdings.

A second development appearing in the August-September period was the beginning of a drastic decline in world oil prices.  The slowdown in global growth (and oil demand growth) met increasing supply from various sources, most conspicuously the increase from U.S. oil shale.  The consequence of this was a sharp decline in the world oil price which continues as this is written.  During this period, there were sharp declines in many of our holdings which were energy related, including many “downstream” operators which actually benefit from lower energy prices such as shippers, fertilizer manufacturers, and oil refiners.  Emerging market debt closed-end funds were also hit in response to the rising dollar.  Partially offsetting these declines were positive returns posted by many of our commercial equity REITs.

Based upon the fundamental judgment that overseas growth would be weak for some time and that commodity prices would remain low, but that growth in the U.S. would remain reasonably healthy, we repositioned the portfolio by reducing items deemed most dependent upon commodity prices or a weak dollar, including an overseas driller, an oil royalty trust, emerging market debt closed-end funds, and a European bank.  We added to our already extensive holdings focused on U.S. growth, specifically REITs, a private equity manager, and downstream energy MLPs in areas such as refining and terminals.

As the fiscal year ended, many elements of the portfolio continued in a downtrend which we believe is best understood as an anticipation of a possible financial crisis.  The last time oil declined this quickly over such a period of time (in 1998), Russia defaulted on its debt.  This in turn threatened the Long Term Capital Management hedge fund which had in turn borrowed from U.S. banks at levels which threatened their viability if that debt had to be written off.  Absent intervention by the Federal Reserve, a collapse of the U.S. banking system might have occurred.  As occurred then, late in 2014 spreads on all types of risk based income securities widened sharply, and our portfolio was not immune to that trend.  We believe that on a fundamental basis our distributions are stable and sustainable, and that the portfolio will recover strongly if the threat of a financial crisis is averted.

At the end of the quarter, the greatest sectoral concentration in the Fund was in high-yielding security types which in our judgment would benefit from moderate growth in the U.S. economy, accompanied by modest inflation.  These securities included closed-end high-yield corporate bond funds; closed-end funds focused on preferred securities; MLPs operating energy pipelines and refineries; private equity mangers; and a few very high-yielding common stocks in industries such as telecommunications, transportation, and shipping.  A mortgage REIT holding lower-rated debt rounded out this sector.

The second major concentration in the Fund was in securities which we anticipate would benefit from growth in the economy accompanied by higher commodity and asset prices.  The portfolio holds positions in securities which have traditionally benefitted from these trends, such as royalty trusts and MLPs producing oil, gas, and

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fertilizer; equity REITs serving health care, retail, entertainment, and hospitality industries; and closed-end funds which own the debt of emerging market governments and companies.  As noted previously, holdings in this sector were reduced unless they were beneficiaries of growth in the U.S. economy and a stronger dollar.

The third largest portion of the portfolio consists of securities which may benefit from higher short-term interest rates (while taking some credit risk).  Holdings in this sector include closed-end funds holding bank loans; a mortgage REIT focused on resettable rate mortgages; and BDCs whose loan books are concentrated in loans to middle market companies whose rates reset based on short-term benchmarks.

The smallest component of the portfolio consists of holdings of securities which have high yields and which are sustainable in our estimation even if the U.S. economy slows.  This portion of the portfolio consists of mortgage based REITs holding residential and commercial mortgages.

Long-term shareholders will remember, however, that we continuously emphasize that the overall balance of the Fund is more important than our shorter-term emphasis on any particular sector.  This broad exposure across high-income exchange-traded securities is intended to provide consistent income at the portfolio level which can be maintained within the broadest possible range of economic scenarios.

While the near term outlook for our portfolio and the securities markets in general is turbulent, over the longer term we believe that our portfolio holdings can maintain their high yields in an environment of modest growth in the U.S.  If global growth is called into question and the dollar is strong, we believe that many investors—including those overseas—will find U.S.-based high income securities of particular interest.  Should macroeconomic conditions materially change, we will adjust the portfolio to target a continuation of high levels of income while endeavoring to minimize any significant long-term risk to principal.  In addition to monitoring economic conditions and the sectoral concentrations in the Fund, our research program is constantly reviewing individual holdings and possible alternatives.

While no guarantees are ever possible in any investment management endeavor, be assured that the main objective of our portfolio discipline is to target current income and, as a secondary objective, long-term capital appreciation – regardless of the economic scenario.

Thank you for your interest in the Innovator Matrix Income® Fund.

Sincerely,

Steven Carhart
Portfolio Manager

ACADEMY FUNDS TRUST

Any tax or legal advice provided is not an exhaustive interpretation of some of the current income tax regulations. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the fund nor any of its representatives may give legal or tax advice.

Past performance does not guarantee future results.

Mutual Fund investing involves risk.  Principal loss is possible.  While the Innovator Matrix Income® Fund is classified as diversified, diversification does not ensure a profit, nor does it protect against a loss in a declining market.  Additionally, it may invest in securities that have additional risks.  Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations.  Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.  Debt securities will typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.  Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Closed-end funds and Business Development Companies (BDCs) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of their shares may trade at a discount to their net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact their ability to sell shares.  Additionally, they may employ leverage which can increase volatility.  BDCs may invest in smaller companies and may therefore carry risks similar to those of private equity or venture capital funds.  Closed-end funds, BDCs, and exchange-traded funds may experience many of the same risks associated with individual securities.  Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.  The Fund may not receive the same tax treatment as a direct investment in a master limited partnership.  The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Opinions expressed are those of the Portfolio Manager.  The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Academy Funds are distributed by Quasar Distributors, LLC.

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Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Matrix Income® Fund – Class A from its inception (January 31, 2012) to November 30, 2014 as compared with the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index.

Innovator Matrix Income® Fund – Class A
Growth of a Hypothetical $10,000 Investment at November 30, 2014 vs.
S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index

	Total Returns
	For the periods ended November 30, 2014
				Since
	Three	Six	Twelve	Inception
	Month	Month	Month	(Annualized)(1)
Innovator Matrix Income® Fund
Class A: Without sales load	-8.04%	-5.13%	2.24%	4.75%
Class A: With sales load	-13.32%	-10.56%	-3.62%	2.58%
Class I	-7.99%	-5.01%	2.52%	2.54%
S&P 500® Total Return Index	3.72%	8.58%	16.86%	19.98%(2)
Barclays U.S. Aggregate Bond Index	1.01%	1.92%	5.27%	2.47%(2)

(1)	Inception date is January 31, 2012 for Class A Shares and April 2, 2013 for Class I Shares.
(2)
The Since Inception returns shown are from the inception date of the Class A Shares. The annualized returns for the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index since the inception date of the Class I Shares are 20.48% and 2.27%, respectively.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

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Index Comparison (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any. The Barclays U.S. Aggregate Bond Index is a total return index which reflects the price changes and interest of each fixed income security in the index.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Barclays Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

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Innovator Matrix Income® Fund
Investments by Security Type as of November 30, 2014
(as a Percentage of Total Investments)

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Expense Example
For the Period Ended November 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, including sales charges (loads) on purchase payments. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended*
Innovator Matrix Income® Fund
Class A	$1,000.00	$948.70	$6.64
Class I	$1,000.00	$949.90	$5.43

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

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Expense Example
For the Period Ended November 30, 2014 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended*
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,018.25	$6.88
Class I	$1,000.00	$1,019.50	$5.62

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

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Innovator Matrix Income® Fund
Schedule of Investments – November 30, 2014

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 35.33%

Diversified – 7.75%
EPR Properties	83,997	$4,702,992
New Residential Investment Corp.	173,925	2,254,068
Whitestone REIT	67,829	1,007,939
		7,964,999

Health Care – 2.12%
Senior Housing Properties Trust	96,732	2,179,372

Hotels – 4.34%
Hospitality Properties Trust	145,742	4,459,705

Mortgage – 18.94%
American Capital Mortgage Investment Corp.	199,902	4,012,033
Apollo Commercial Real Estate Finance, Inc.	129,974	2,167,966
Capstead Mortgage Corp.	161,936	2,106,788
Invesco Mortgage Capital, Inc.	126,674	2,093,921
Northstar Realty Finance Corp.	242,175	4,424,537
Starwood Property Trust, Inc.	193,750	4,661,625
		19,466,870

Office Property – 2.18%
American Realty Capital Properties, Inc.	237,860	2,235,884
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $36,483,570)		$36,306,830

COMMON STOCKS – 7.58%

Deep Sea, Coastal, and Great Lakes
Water Transportation – 1.97%
Ship Finance International Ltd.	121,679	$2,019,871

General Freight Trucking – 1.05%
Student Transportation, Inc.	169,681	1,080,868

Wired Telecommunications Carriers – 4.56%
Frontier Communications Corp.	664,900	4,687,545
TOTAL COMMON STOCKS
(Cost $5,972,114)		$7,788,284

The accompanying notes are an integral part of these financial statements.

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Innovator Matrix Income® Fund
Schedule of Investments – November 30, 2014 (Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS – 31.31%

Death Care Services – 2.38%
StoneMor Partners L.P.	92,747	$2,449,448

Deep Sea, Coastal, and Great Lakes
Water Transportation – 2.22%
Navios Maritime Partners L.P.	175,635	2,276,230

Oil and Gas Extraction – 3.14%
Vanguard Natural Resources, LLC	138,723	3,221,148

Other Financial Investment Activities – 8.71%
Apollo Global Management, LLC.	180,650	4,415,086
KKR & Co., L.P.	203,579	4,535,740
		8,950,826
Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 2.97%
CVR Partners L.P.	131,968	1,417,336
Terra Nitrogen Co., L.P.	12,970	1,636,814
		3,054,150
Petroleum and Coal Products Manufacturing – 7.75%
Calumet Specialty Products Partners, L.P.	80,740	2,115,388
CVR Refining L.P.	172,377	3,842,283
Northern Tier Energy L.P.	83,793	2,000,977
		7,958,648
Support Activities for Water Transportation – 4.14%
Martin Midstream Partners L.P.	121,555	4,258,072
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $32,277,963)		$32,168,522

The accompanying notes are an integral part of these financial statements.

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Innovator Matrix Income® Fund
Schedule of Investments – November 30, 2014 (Continued)

	Shares	Value
ROYALTY TRUSTS – 1.89%
Petroleum and Coal Products Manufacturing – 1.89%
BP Prudhoe Bay Royalty Trust	25,345	$1,943,961
TOTAL ROYALTY TRUSTS
(Cost $2,083,271)		$1,943,961

BUSINESS DEVELOPMENT COMPANIES – 9.79%

Closed-end Funds – 9.79%
Ares Capital Corp.	266,824	$4,389,255
Fifth Street Finance Corp.	187,629	1,664,269
Prospect Capital Corp.	425,364	4,011,183
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $11,145,910)		$10,064,707

INVESTMENT COMPANIES – 11.85%

Closed-end Funds – 11.85%
Avenue Income Credit Strategies Fund	65,425	$1,047,454
Blackrock Corporate High Yield Fund V	142,443	1,653,763
Invesco Dynamic Credit Opportunity Fund	89,150	1,057,319
Nexpoint Credit Strategies Fund	200,600	2,258,756
Nuveen Preferred Income Opportunities Fund	235,457	2,225,069
Stone Harbor Emerging Markets Income Fund	53,890	959,242
Western Asset Emerging Markets Income Fund	89,770	1,062,877
Western Asset Global High Income Fund	163,640	1,912,952
TOTAL INVESTMENT COMPANIES
(Cost $12,864,368)		$12,177,432

The accompanying notes are an integral part of these financial statements.

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Innovator Matrix Income® Fund
Schedule of Investments – November 30, 2014 (Continued)

	Shares	Value
SHORT TERM INVESTMENTS – 3.02%

Money Market Funds – 3.02%
Fidelity Government Portfolio, 0.01%	3,104,141	$3,104,141
TOTAL SHORT TERM INVESTMENTS
(Cost $3,104,141)		$3,104,141

Total Investments (Cost $103,931,337) – 100.77%		103,553,877
Liabilities in Excess of Other Assets – (0.77)%		(794,267)
TOTAL NET ASSETS – 100.00%		$102,759,610

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities
November 30, 2014

Innovator
Matrix Income®
Fund
Assets:
Investments, at value*	$103,553,877
Receivable for investments sold	2,094,597
Receivable for fund shares sold	55,804
Dividends, interest and other receivables	129,589
Prepaid expenses	8,849
Total Assets	105,842,716
Liabilities:
Payable for investments purchased	2,244,307
Payable for fund shares redeemed	504,131
Distribution payable	17,187
Payable to Adviser	72,940
Payable to Trustees	3,215
Accrued 12b-1 fees – Class A	172,104
Accrued expenses and other liabilities	69,222
Total Liabilities	3,083,106
Net Assets	$102,759,610
Net Assets Consist of:
Capital stock	$106,301,432
Undistributed net investment loss	(20,960)
Accumulated net realized loss	(3,143,235)
Net unrealized depreciation on investments and foreign currency	(377,627)
Net Assets	$102,759,610
Class A:
Net Assets	97,658,711
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	4,952,655
Net asset value price per share	$19.72
Maximum offering price per share(1)	$20.92
Class I:
Net Assets	5,100,899
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	259,063
Net asset value price per share	$19.69
* Cost of investments	$103,931,337

(1)Includes a sales load of 5.75%.  See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
Innovator Matrix Income® Fund

	Period Ended	Year Ended
	November 30, 2014(1)	December 31, 2013
Investment Income:
Dividends	$5,445,568 (2)	$6,399,857
Interest	266	339
	5,445,834	6,400,196
Expenses:
Investment advisory fee	1,044,157	995,322
Professional fees	58,742	68,690
Administration fee	87,122	79,748
Fund accounting fees	27,728	29,801
Transfer agent fees and expenses	34,454	39,778
12b-1 fees – Class A	249,023	247,368
Trustee fees and expenses	12,786	11,993
Printing and mailing expense	14,614	18,753
Custody fees	6,706	14,561
Insurance expense	9,010	5,855
Registration fees	29,380	35,382
Proxy Expense	13,347	—
Other expenses	5,837	9,022
Total expenses before expense limitation	1,592,906	1,556,273
Less: Advisory fees waived	(181,775)	(214,017)
Net expenses	1,411,131	1,342,256
Net Investment Income	4,034,703	5,057,940

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(1,992,241)	(596,767)
Net change in unrealized depreciation
on investments and foreign currency	57,619	2,478,225
Net realized and unrealized
gain/(loss) on investments	(1,934,622)	1,881,458

Net Increase in Net Assets
Resulting from Operations	$2,100,081	$6,939,398

(1)	The period ended November 30, 2014 consists’ of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.
(2)	Net of foreign withholding taxes of $10,380.

The accompanying notes are an integral part of these financial statements.

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Statement of Changes in Net Assets

	Innovator Matrix Income® Fund
			From January 31, 2012
	Period Ended	Year Ended	(Inception Date) to
	November 30, 2014(1)	December 31, 2013	December 31, 2012
Operations:
Net investment income	$4,034,703	$5,057,940	$3,734,042
Net realized loss on investments	(1,992,241)	(596,767)	(473,742)
Net change in unrealized
appreciation/(depreciation)
on investments and
foreign currency	57,619	2,478,225	(2,913,471)
Net increase in net assets
resulting from operations	2,100,081	6,939,398	346,829
Dividends and distributions
to shareholders:
Net investment
income – Class A	(4,055,461)	(4,733,630)	(3,734,034)
Net investment
income – Class I	(209,629)	(18,030)	—
Net realized gains – Class A	—	(228,699)	—
Net realized gains – Class I	—	(10,946)	—
Return of capital – Class A	(814,635)	—	—
Return of capital – Class I	(39,708)	—	—
Total dividends
and distributions	(5,119,433)	(4,991,305)	(3,734,034)
Fund Share Transactions:
Class A Shares
Proceeds from shares sold	27,996,200	91,121,382	100,426,420
Shares issued to holders in
reinvestment of dividends	4,736,853	4,839,275	3,713,274
Cost of shares redeemed*	(36,301,268)	(69,728,489)	(24,868,886)
Net increase/(decrease)
in net assets from
capital share transactions	(3,568,215)	26,232,168	79,270,808
Class I Shares
Proceeds from shares sold	—	5,005,000	—
Shares issued to holders in
reinvestment of dividends	249,337	28,976	—
Cost of shares redeemed	—	—	—
Net increase in net assets from
capital share transactions	249,337	5,033,976	—
Total increase/(decrease)
in net assets	(6,338,230)	33,214,237	75,883,603

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets (Continued)

	Innovator Matrix Income® Fund
			From January 31, 2012
	Period Ended	Year Ended	(Inception Date) to
	November 30, 2014(1)	December 31, 2013	December 31, 2012
Net Assets:
Beginning of period	109,097,840	75,883,603	—
End of period**	$102,759,610	$109,097,840	$75,883,603
* Net of redemption fees of	$1,687	$14,927	$5,044
** Including undistributed
net investment loss of	$(20,960)	$(162,224)	$—
Change in Shares Outstanding:
Class A
Shares sold	1,343,285	4,484,806	5,011,606
Shares issued to holders in
reinvestment of dividends	228,431	239,973	186,819
Shares redeemed	(1,753,796)	(3,526,025)	(1,262,445)
Net increase/(decrease)	(182,080)	1,198,754	3,935,980
Class I
Shares sold	—	245,582	—
Shares issued to holders in
reinvestment of dividends	12,050	1,431	—
Shares redeemed	—	—	—
Net increase	12,050	247,013	—

(1)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Financial Highlights

CLASS A
					From
					January 31, 2012
	Period Ended		Year Ended		(Inception Date) to
	November 30,		December 31,		December 31,
	2014(7)		2013		2012
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$20.27		$19.28		$20.00

Operations:
Net investment income	0.74	(6)	1.02	(6)	1.02
Net realized and unrealized gain/(loss)	(0.35)		0.95		(0.72)
Total from investment operations	0.39		1.97		0.30

Dividends and distributions to shareholders:
Dividends from net investment income	(0.78)		(0.94)		(1.02)
Distributions from net realized gains	—		(0.04)		—
Return of capital distributions	(0.16)		—		—
Total dividends and distributions	(0.94)		(0.98)		(1.02)
Change in net asset value for the period	(0.55)		0.99		(0.72)
Redemption fees per share	0.00	(3)(6)	0.00	(3)(6)	0.00	(3)
Net asset value, end of period	$19.72		$20.27		$19.28

Total return(4)	1.79	%(2)	10.39%		1.48	%(2)

Ratios/supplemental data
Net assets, end of period (000)	$97,659		$104,097		$75,884
Ratio of net expenses to average net assets:
Before expense limitation arrangements(5)(8)	1.54	%(1)	1.57%		1.68	%(1)
After expense limitation arrangements(5)(8)	1.36	%(1)	1.35%		1.35	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangements(5)	3.67	%(1)	4.86%		6.05	%(1)
After expense limitation arrangements(5)	3.85	%(1)	5.08%		6.38	%(1)
Portfolio turnover rate	40%		91%		46%

(1)	Annualized.
(2)	Not annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)	The total return calculation does not reflect the sales load imposed on the purchase of shares. See Note 7 in the Notes to the Financial Statements.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(7)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.
(8)	The ratio of expenses to average net assets includes interest expense and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Innovator Matrix Income® Fund
Financial Highlights

CLASS I
			From
			April 2, 2013
	Period Ended		(Inception Date) to
	November 30,		December 31,
	2014(5)		2013
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$20.24		$20.57

Operations:
Net investment income	0.78	(4)	0.79	(4)
Net realized and unrealized gain/(loss)	(0.34)		(0.37)
Total from investment operations	0.44		0.42

Dividends and distributions to shareholders:
Dividends from net investment income	(0.83)		(0.71)
Distributions from net realized gains	—		(0.04)
Return of capital distributions	(0.16)		—
Total dividends and distributions	(0.99)		(0.75)
Change in net asset value for the period	(0.55)		(0.33)
Net asset value, end of period	$19.69		$20.24

Total return	2.03	%(3)	2.19	%(3)

Ratios/supplemental data
Net assets, end of period (000)	$5,101		$5,001
Ratio of net expenses to average net assets:
Before expense limitation arrangements(2)(6)	1.29	%(1)	1.32	%(1)
After expense limitation arrangements(2)(6)	1.11	%(1)	1.10	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangements(2)	3.92	%(1)	4.94	%(1)
After expense limitation arrangements(2)	4.10	%(1)	5.16	%(1)
Portfolio turnover rate	40%		91%

(1)	Annualized.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(5)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change. See Note 1 in the Notes to the Financial Statements.
(6)	The ratio of expenses to average net assets includes interest expense and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Innovator Matrix Income® Fund (the “Fund”), consisting of two classes; Class A which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013.  As noted in the Fund’s Class I prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.  The Innovator Matrix Income® Fund seeks current income and long-term capital appreciation.

Effective April 30, 2014 the fiscal year end of the Fund was changed from December 31 to November 30 of each year, with the next fiscal year end to occur on November 30, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Money market instruments are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

Management of the Fund has reviewed the Fund’s tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

taken on the tax return for the fiscal year end November 30, 2014.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2014 the Innovator Matrix Income® Fund decreased undistributed net investment loss by $371,651, decreased paid in capital by $11,604 and increased accumulated net realized loss by $360,047.

Distributions to Shareholders:

The Fund intends to declare and distribute its net investment income, if any, as dividends monthly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

 These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 –
 Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period.  Transfers between levels are recognized at the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$36,306,830	$—	$—	$36,306,830
Common Stock	7,788,284	—	—	7,788,284
Master Limited Partnerships	32,168,522	—	—	32,168,522
Royalty Trusts	1,943,961	—	—	1,943,961
Business Development Companies	10,064,707	—	—	10,064,707
Investment Companies	12,177,432	—	—	12,177,432
Short Term Investments	3,104,141	—	—	3,104,141
Total Investments in Securities	$103,553,877	$—	$—	$103,553,877

See the Schedule of Investments for the investments detailed by industry classification.

3.DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares.  The Plan is designed to compensate the Fund’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  The Fund paid a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A shares in regards to qualified expenses under the Plan.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the periods ended November 30, 2014 and December 31 2013, Class A of the Fund incurred $249,023 and $247,368 of expenses pursuant to the Plan, respectively.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Innovator Management LLC (the “Advisor”).  The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has appointed Trust & Fiduciary Management Services, Inc., sub-advisor to serve as portfolio manager of the Fund.  The Advisor is responsible for compensating the sub-advisor for its services to the Fund.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2015, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired Fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Class A and Class I.  Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the periods ended November 30, 2014 and December 31, 2013, the Advisor waived $181,775 and $214,017 of its advisory fees, respectively, and did not recoup any of its waived fees.  The table below indicates the amount of fees that the Advisor may recoup:

Recovery Expiring on
12/31/2015	12/31/2016	11/30/2017	Total
$191,919	$214,017	$181,775	$587,711

5.INVESTMENT TRANSACTIONS

For the period ended November 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Innovator Matrix
Income® Fund

Purchases:
U.S. Government	$—
Other	48,973,521
Sales:
U.S. Government	$—
Other	44,601,879

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

6. FEDERAL INCOME TAX INFORMATION

At November 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Innovator Matrix
Income® Fund
Cost of Investments	$105,281,909
Gross Unrealized Appreciation	$6,347,359
Gross Unrealized Depreciation	(8,075,391)
Net Unrealized Appreciation/
(Depreciation) on Investments	$(1,728,032)

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Innovator Matrix
Income® Fund
Accumulated Capital and Other Losses	$(1,813,623)
Undistributed Ordinary Income	—
Unrealized Appreciation/(Depreciation)
on Investments and Foreign Currency	(1,728,199)
Total Accumulated Loss	$(3,541,822)

At November 30, 2014, the Fund did not defer any post-October losses.

At November 30, 2014, the Fund had capital loss carryforwards as indicated below:

Indefinite Short-Term	$1,776,615
Indefinite Long-Term	$37,008

The tax character of distributions paid by the Fund during the fiscal periods ended November 30, 2014 and December 31, 2013 were as follows:

	2014	2013
Distributions paid from:
Ordinary Income	$4,265,090	$4,991,305
Long-Term Capital Gains	—	—
Return of Capital	854,343	—
Total Distributions Paid	$5,119,433	$4,991,305

7.OFFERING PRICE PER SHARE

The public offering price for Class A of the Fund is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  Sales charges are not an expense of the Fund and are not reflected in the financial statements.  The public offering price for Class I of the Fund is the net asset value.

8.REDEMPTION FEE

Shares of the Fund sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.00%.  The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any costs associated with fluctuations in Fund assets levels and cash flow caused by short-term shareholder trading.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions.

9.LINE OF CREDIT ARRANGEMENT

The Fund is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring September 24, 2015.  The Fund may borrow up to $10 million.  Interest is charged on borrowings at the prevailing prime rate.  The Fund intends to use this line of credit to increase the efficiency of cash flow management.  For the period ended November 30, 2014, the Fund had average daily borrowings of $6,356 and a maximum daily borrowing of $813,000.

10.RESULTS OF THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUND (Unaudited)

A special meeting of the Fund’s shareholders was held on June 30, 2014. The matter voted on by the shareholders and the results of the vote at the shareholders meeting were as follows:

Proposal 1:

To approve the use of a manager of managers structure for the Trust

			% of Fund’s Outstanding
	Shares Voted	% of Shares Voted	Shares Voted
For	2,098,385	67.4%	38.2%
Against	101,745	3.7%	1.9%
Abstain	575,525	20.7%	10.5%
Proposal Passed

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Proposal 2:

The election of Trustees

2a. Oliver St. Clair Franklin

	Shares Voted	% of Shares Voted
For	2,429,003	78.0%
Withheld	685,413	22.0%
Proposal Passed

2b. Russell R. Wagner
	Shares Voted	% of Shares Voted
For	2,421,892	77.8%
Withheld	692,524	22.2%
Proposal Passed

2c. David J. Jacovini
	Shares Voted	% of Shares Voted
For	2,373,778	76.2%
Withheld	740,638	23.8%
Proposal Passed

ACADEMY FUNDS TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Academy Funds Trust and
Shareholders of
Innovator Matrix Income® Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Innovator Matrix Income Fund, a series of shares of Academy Funds Trust (the “Trust”), as of November 30, 2014 and the related statements of operations for the eleven month period ended November 30, 2014 and the year ended December 31, 2013, the statements of changes in net assets and the financial highlights for the eleven month period ended November 30, 2014 and for the year ended December 31, 2013 and for the period January 31, 2012 (commencement of operations) to December 31, 2012.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Innovator Matrix Income Fund as of November 30, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2015

ACADEMY FUNDS TRUST

Additional Information

1.ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served*	Five Years	or Officer	or Officer
Interested Trustee
David Jacovini(1)	President,	President	President,	1	None
325 Chestnut Street,	Treasurer	and	Innovator
Suite 512	and Trustee	Treasurer	Management
Philadelphia, PA 19106		Since	LLC, Since 2011;
Age: 38		2007;	Chief Executive
		Trustee	Officer, Academy
		Since	Asset Management
		2009	LLC, Since 2007.

Independent Trustees
Oliver St. Clair	Chairman	Since	Vice Chairman,	1	Board Member,
Franklin OBE	and Trustee	2007	Electronic Ink, Since		Dynamis Therapeutics
325 Chestnut Street,			2009; Honorary		(biotech research);
Suite 512			British Consul		Board of Advisors, The
Philadelphia, PA 19106			(UK Diplomatic		Genisys Group
Age: 69			Representative in		(software development;
			Philadelphia), Since		BPO outsourcing);
			1998; President and		Board of Directors,
			CEO, International		The Greater
			House Philadelphia		Philadelphia Chamber
			(programming and		of Commerce; Chair,
			lodging for		City Fellows, Inc.
			international students),		(search firm for UK
			2003 to 2008.		financial services
firms).

ACADEMY FUNDS TRUST

Additional Information (Continued)

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served*	Five Years	or Officer	or Officer
Russell R. Wagner	Trustee	Since	Executive Vice	1	Board Member,
325 Chestnut Street,		2007	President –		Philadelphia Parking
Suite 512			Finance, CFO		Authority, Holy
Philadelphia, PA 19106			and Treasurer		Redeemer Ambulatory
Age: 57			Holy Redeemer		Surgery Center,
			Health System,		LLC, and HRH
			Since 1994.		Management
Corporation;
Chairman of the
Board, Liberty
Community
Development
Corporation.

Michael D. Gries	Vice	Vice	CCO of Academy	1	None
325 Chestnut Street,	President,	President	Asset Management
Suite 512	Chief	Since	LLC, Since 2009;
Philadelphia, PA 19106	Compli-	2007;	CCO of Innovator
Age: 40	ance	Chief	Management LLC,
	Officer and	Compli-	Since 2011;
	Secretary	ance	Operations Manager,
		Officer	Academy Asset
		and	Management LLC,
		Secretary	Since 2007.
Since
2009

(1)	David Jacovini is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
*	The Fund’s Trustees serve for an indefinite term until their resignation, death or removal. The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

ACADEMY FUNDS TRUST

Discussion Regarding Approval of Investment Advisory Agreement

At a meeting held on November 17, 2014 (the “Meeting”), the Board of Trustees (the “Board”), including a majority of its independent Trustees, approved the renewal of the Investment Advisory Agreement with Innovator Management LLC (the “Adviser”) and Sub-Advisory Agreement between the Adviser and Trust & Fiduciary Management Services, Inc. (the “Sub-Adviser”) for the Innovator Matrix Income Fund (the “Fund”).

In considering information relating to the approval of the continuation of the Fund’s Investment Advisory and Sub-Advisory Agreements (collectively, the “Agreements”), the Board received assistance and advice from counsel and was provided with a written description of their responsibilities in approving the continuation of investment advisory agreements. Although the Board gave attention to all information furnished, the following discussion identifies the primary factors taken into account by the Board during its contract renewal considerations.

In making its decision, the Board considered information furnished in connection with the Agreements, which included materials provided by the Adviser concerning, among other things, the nature, extent and quality of services provided to the Fund, and the costs of such services to the Fund. In addition to information prepared specifically for the Meeting, the Board also considered information reviewed throughout the preceding year at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses. In addition, reports were provided to the Board that included independent historical and comparative reports prepared by Morningstar, Inc. (“Morningstar”), an independent statistical compilation organization. The Morningstar reports compared the Fund’s investment performance and expenses with a universe of domestic moderate allocation mutual funds.

With respect to the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, the Board considered the services historically provided by the Adviser and the Sub-Adviser to the Fund and its shareholders. The Board also considered the Adviser’s oversight of the Sub-Adviser; the efforts of the Adviser in establishing a manager-of-managers structure and obtaining manager-of-managers relief from the SEC; the Adviser’s efforts to market the Fund; the Adviser’s monitoring of compliance with the Fund’s investment objective, strategies and restrictions on a day-to-day basis; the Sub-Adviser’s portfolio management research and direction, particularly in light of the U.S. stock market’s recent volatility; and its compliance with the Fund’s code of ethics. The Board was comfortable with the current staffing of the Adviser and Sub-Adviser and the emphasis placed on research in the investment process as evidenced by reports provided to the Board during the course of the year. The Trustees considered the quality of the portfolio management services that the Sub-Adviser provided to the Fund;

ACADEMY FUNDS TRUST

Discussion Regarding Approval of Investment Advisory Agreement
(Continued)

the depth, experience and demonstrated consistency in investment approach of the Sub-Adviser. The Board concluded that it was satisfied with the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser.

With respect to the Fund’s investment performance, the Trustees reviewed the Fund’s performance compared to both its Morningstar peer group, relative benchmark indices, and the Adviser-selected “pass-through” peer group over one-year and year-to-date periods.  The Trustees considered factors, including but not limited to, the Sub-Adviser’s management style and overall market conditions that had affected the performance of the Fund relative to its benchmarks.  The Board concluded that the Fund had been performing within expectations during its first two years of operation.

The Board carefully considered the Adviser’s advisory fee and compared it to the advisory fees charged by other moderate allocation funds within the Fund’s comparative Morningstar peer group. The Board also considered the Fund’s expense ratio relative to the expense ratios of other funds within the Adviser-selected “pass-through” peer group.  The Board acknowledged the Adviser’s willingness to continue to waive fees and/or reimburse expenses in order to cap the costs paid by Fund shareholders, and the effect of such commitment on the Adviser’s profitability based on information presented orally to the Board.  The Board also considered the sub-advisory fee paid to the Sub-Adviser by the Adviser.  Following additional discussion, the Board concluded that it was satisfied with the Fund’s overall level of fees and expenses.

The Trustees considered whether there are any “fall out” or ancillary benefits that may accrue to the Adviser or the Sub-Adviser as a result of their relationship with the Fund.  Based on the information provided, the relative small size of the Fund, and its limited performance record, the Trustees concluded that there did not appear to be any significant benefits in this regard.

Based on the totality of the information considered, the Trustees concluded that the Fund was likely to benefit from the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services and that the Adviser and the Sub-Adviser have the ability to continue to provide these services based on their respective experience, operations and resources. After evaluation of the performance, fee and expense information, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser and the Sub-Advisers, the Trustees determined the level of fees to be paid to the Adviser and the Sub-Adviser to be reasonable.

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

TAX NOTICE

The percentage of dividend income distributed for the period ended November 30, 2014, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, was 49.96% for the Innovator Matrix Income® Fund.  31.50% of the dividends paid by the Innovator Matrix Income® Fund qualify for the corporate dividends received deduction.  For the period ended November 30, 2014, 0.00% of the ordinary income distributions paid by the Innovator Matrix Income® Fund were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

PROXY VOTING POLICIES AND PROCEDURE

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how the Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Fund delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive the Academy Funds Trust prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INVESTMENT ADVISOR
Innovator Management LLC
325 Chestnut Street, Suite 512
Philadelphia, PA 19106

INVESTMENT SUB-ADVISOR
Trust & Fiduciary Management Services, Inc.
50 Federal Street, 6th Floor
Boston, MA 02110

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed March 06, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Russell Wagner is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years.  “Audit fees” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$15,500	$14,500
Audit-Related Fees
Tax Fees	$3,000	$2,500
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 12/31/2014	FYE 12/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2014	FYE 12/31/2013
Registrant	$3,000	$2,500
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*       /s/ David Jacovini
David Jacovini, President

Date          1/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ David Jacovini
David Jacovini, President & Treasurer

Date          1/27/2015

* Print the name and title of each signing officer under his or her signature.